INVESTMENT IN ASSOCIATE - Summarized Consolidated Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets	$ 401.6		$ 429.2
Total assets	7,117.2	$ 43.3	8,012.9
Current liabilities	408.4		496.4
Total liabilities	2,897.3	$ 43.5	3,988.9
Other equity adjustments	(5.6)		0.0
Carrying Amount	120.3		146.0	$ 0.0
Leagold Mining Corporation
Disclosure of associates [line items]
Current assets	238.8		190.0
Non-current assets	800.4		852.2
Total assets	1,039.2		1,042.2
Current liabilities	111.1		142.4
Non-current liabilities	440.8		317.1
Total liabilities	551.9		459.5
Net assets of associate	487.3		582.7
Yamana's share of net assets	99.4		119.5
Goodwill	26.5		26.5
Carrying Amount	$ 120.3		$ 146.0